--------------------------------------------------------------------------------
--------------------------------------------------------------------------------






                               MALACHI MILLENNIUM
                               ------------------
                                  INCOME TRUST
                                  ------------

                             TREASURERS' GOVERNMENT
                             ----------------------
                                MONEY MARKET FUND
                                -----------------







                                  ANNUAL REPORT
                               September 30, 2002













     INVESTMENT ADVISER                                   ADMINISTRATOR
     ------------------                                   -------------
 TRIAS CAPITAL MANAGEMENT, INC.                    ULTIMUS FUND SOLUTIONS, LLC
  140 South Dearborn Street                              P.O. Box 46707
   Chicago, Illinois 60603                         Cincinnati, Ohio 45246-0707
                                                          1.888.534.2001




--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES - SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at amortized cost (Note 2)          $   18,447,710
  Cash                                                                      927
  Receivable from Investment Manager (Note 3)                            51,810
  Interest receivable                                                    26,564
  Other assets                                                            9,523
                                                                 --------------
     Total Assets                                                    18,536,534
                                                                 --------------

LIABILITIES
  Dividends payable                                                       1,701
  Payable to administrator (Note 3)                                       5,000
  Other accrued expenses                                                  6,400
                                                                 --------------
     Total Liabilities                                                   13,101
                                                                 --------------

NET ASSETS                                                       $   18,523,433
                                                                 ==============

NET ASSETS CONSIST OF:
  Paid-in capital                                                $   18,551,087
  Accumulated net realized losses
   from security transactions                                           (27,654)
                                                                 --------------

NET ASSETS                                                       $   18,523,433
                                                                 ==============

SHARES OF BENEFICIAL INTEREST OUTSTANDING (UNLIMITED
 NUMBER OF SHARES AUTHORIZED, NO PAR VALUE)                          18,551,087
                                                                 ===============

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING
 PRICE PER SHARE (Note 2)                                        $         1.00
                                                                 ===============


See accompanying notes to financial statements.

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest income                                                $      529,245
                                                                 --------------

EXPENSES
  Administration, fund accounting, shareholder
  services and transfer agent fees (Note 3)                              60,000
  Investment management fees (Note 3)                                    46,141
  Professional fees                                                      33,830
  Trustees' fees and expenses                                            23,694
  S & P rating expense                                                   23,000
  Insurance expense                                                       7,320
  Custody fees                                                            6,930
  Postage and supplies                                                    2,001
  Registration and filing fees                                            1,558
  Reports to shareholders                                                   355
  Other expenses                                                            915
                                                                 --------------
     Total Expenses                                                     205,744
  Fees waived and expenses reimbursed by the
  Investment Manager (Note 3)                                          (138,013)
                                                                 --------------
     Net Expenses                                                        67,731
                                                                 --------------

  NET INVESTMENT INCOME                                                 461,514
                                                                 --------------

  NET REALIZED LOSSES FROM SECURITY TRANSACTIONS                         (1,892)
                                                                 --------------

  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $      459,622
                                                                 ==============


See accompanying notes to financial statements.


                                                             MALACHI MILLENNIUM INCOME TRUST
                                                    TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------
                                                            YEAR ENDED          YEAR ENDED
                                                           SEPTEMBER 30,       SEPTEMBER 30,
                                                               2002                2001
                                                          --------------       -------------
FROM OPERATIONS
  Net investment income                                    $   461,514         $ 1,204,961
  Net realized losses from security transactions                (1,892)             (3,907)
                                                           -----------         -----------
  Net increase in net assets resulting from operations         459,622           1,201,054
                                                           -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                  (461,514)         (1,204,961)
                                                           -----------         -----------

FROM CAPITAL SHARE TRANSACTIONS (a)
  Proceeds from shares sold                                 27,020,709          14,511,812
  Net asset value of shares issued in reinvestment
   of distributions to shareholders                            432,000             877,754
  Payments for shares redeemed                             (29,360,145)        (12,205,358)
                                                           -----------         -----------
     Net increase (decrease) in net assets from
      capital share transactions                            (1,907,436)          3,184,208
                                                           -----------         -----------

  Total increase (decrease) in net assets                   (1,909,328)          3,180,301

NET ASSETS
  Beginning of year                                         20,432,761          17,252,460
                                                           -----------         -----------
  End of year                                              $18,523,433         $20,432,761
                                                           ===========         ===========


(a) Capital share transactions are identical to the dollar values shown.



See accompanying notes to financial statements.

                                                                                                  MALACHI MILLENNIUM INCOME TRUST
                                                                                         TREASURERS' GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year


                                                 YEAR               YEAR              YEAR              YEAR              YEAR
                                                 ENDED              ENDED             ENDED             ENDED             ENDED
                                             SEPTEMBER 30,       SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,
                                                 2002               2001              2000               1999              1998
                                           ---------------    ---------------   ---------------   ---------------   ----------------
PER SHARE DATA
--------------
Net asset value at beginning of year         $     1.000        $     1.000       $     1.000       $     1.000        $     1.000

Net investment income                              0.019              0.050             0.057             0.049              0.053

Dividends from net investment income              (0.019)            (0.050)           (0.057)           (0.049)            (0.053)
                                             -----------        -----------       -----------       -----------        -----------

Net asset value at end of year               $     1.000        $     1.000       $     1.000       $     1.000        $     1.000
                                             ===========        ===========       ===========       ===========        ===========

TOTAL RETURN                                        1.92%              5.08%             5.89%             5.03%              5.33%
                                             ===========        ===========       ===========       ===========        ===========

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets at end of year (000's)            $    18,523        $    20,433       $    17,252       $    65,541        $    33,708

Ratios net of fees waived and expenses
 reimbursed by Investment Manager (Note 3)
   Ratio of net expenses to average net assets      0.29%              0.29%             0.25%             0.25%              0.22%
   Ratio of net investment income to average
     net assets                                     2.00%              4.79%             5.67%             4.92%              5.33%

Ratios assuming no fees waived and expenses
 reimbursed by Investment Manager (Note 3)
   Ratio of expenses to average net assets          0.89%              0.78%             0.77%             0.69%              0.80%
   Ratio of net investment income to
     average net assets                             1.40%              4.30%             5.15%             4.48%              4.74%



See accompanying notes to financial statements.

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND


SCHEDULE OF PORTFOLIO INVESTMENTS - SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                                      PAR VALUE         VALUE
                                                     -----------       -------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 99.6%

  Federal Home Loan Bank,
    discount note, due 10/1/2002                     $5,303,000      $5,303,000
    discount note, due 10/16/2002                     3,000,000       2,997,875
    discount note, due 10/21/2002                       100,000          99,906
    discount note, due 10/25/2002                       803,000         802,095
    discount note, due 11/22/2002                       503,000         501,787
                                                                     ----------
      Total Federal Home Loan Bank                                    9,704,663
                                                                     ----------

  Federal Home Loan Mortgage Corporation,
    discount note, due 10/15/2002                     3,000,000       2,998,028
    discount note, due 12/13/2002                       148,000         147,493
                                                                     ----------
      Total Federal Home Loan Mortgage Corporation                    3,145,521
                                                                     ----------

 Federal National Mortgage Association,
    discount note, due 10/02/2002                       728,000         727,966
    discount note, due 11/15/2002                     1,000,000         997,537
    5.75%, due 04/15/2003                             1,000,000       1,020,750
                                                                     ----------
      Total Federal National Mortgage Association                     2,746,253
                                                                     ----------

 Federal Agricultural Mortgage Corporation,
    discount note, due 10/21/2002                     2,854,000       2,851,273
                                                                     ----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (AMORTIZED COST $18,477,710) - 99.6%                              $ 18,447,710

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                             75,723
                                                                     ----------

NET ASSETS - 100.0%                                                $ 18,523,433
                                                                   ============

See accompanying notes to financial statements.

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

1.   ORGANIZATION

     The Malachi Millennium Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 19, 1994. The Trust consists of one series, the Treasurers' Government Money Market Fund (the "Fund"). The Fund's investment objective is to seek high current income consistent with stability of capital and liquidity by investing in a portfolio of U.S. Government securities. The Fund is expecting to maintain a constant net asset value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the Fund's significant accounting policies:

     SECURITY VALUATION - Securities are valued on an amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

     SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

     INVESTMENT INCOME - Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. For the years ended September 30, 2002 and 2001, there were no differences between the book basis and tax basis of distributions.

     SECURITY TRANSACTIONS - Investment transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 (CONTINUED)
--------------------------------------------------------------------------------

     REPURCHASE AGREEMENTS - Repurchase agreements are collateralized by U.S. Government securities and are valued at cost, which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the Fund's custodian customer-only account at the Federal Reserve Bank of Cleveland. At the time the Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses would equal the face amount of the repurchase agreement(s) and accrued interest, net of any proceeds received in liquidation of the underlying securities. To minimize the possibility of loss, the Fund enters into repurchase agreements only with institutions deemed to be creditworthy under guidelines established by the Board of Trustees.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Actual results could differ from these estimates.

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     As of September 30, 2002, the Fund had the following capital loss carryforwards for federal income tax purposes.

                                         Expires
                           Amount      September 30,
                           ------      -------------

                        $   19,379        2008
                             2,476        2009
                             3,986        2010
                        ----------
                        $   25,841
                        ==========

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2002 (CONTINUED)
--------------------------------------------------------------------------------

     In addition, the Fund had net realized capital losses of $1,812 during the period November 1, 2001 through September 30, 2002, which are treated for federal income tax purposes as arising during the Fund's tax year ending September 30, 2003. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

     The tax character of distributable earnings at September 30, 2002 consisted of the following: Capital Loss Carryforwards of $25,841 and Other Losses of $1,812.

     ADOPTION OF NEW AUDIT GUIDE - As required, effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Audits of Investment Companies (the Guide) and began amortizing premiums and discounts on debt securities using the interest method. The effect of initially applying changes required by the Guide had no effect on the net assets or operations of the Fund.

3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     The President of the Trust is the chairman and controlling shareholder of Trias Capital Management, Inc. ("Trias"), the Trust's investment manager. Certain other officers of the Trust are officers of Ultimus Fund Solutions, LLC ("Ultimus"), the Trust's administrator.

     INVESTMENT MANAGEMENT AGREEMENT
     The Fund's investments are managed by Trias pursuant to the terms of a management agreement. Under the terms of the management agreement, the Fund pays Trias a fee, which is computed and accrued daily and paid monthly at the annual rate of .20% of its average daily net assets. In order to reduce the Fund's operating expenses during the year ended September 30, 2002, Trias voluntarily waived fees and reimbursed the Fund for other operating expenses in order to limit the Fund's total expense ratio to .35% of average daily net assets through May 8, 2002, 0% of such assets from May 9, 2002 through June 17, 2002, and .25% of such assets thereafter. For the year ended September 30, 2002, the total of such fee waivers and expense reimbursements was $138,013. As of September 30, 2002, the Adviser owed the Fund $51,810 for expense reimbursements.

     MUTUAL FUND SERVICES AGREEMENT
     Under the terms of a Mutual Fund Services Agreement, Ultimus provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Fund. For these services, Ultimus receives a base fee of $5,000 per month, plus an asset-based fee equal to the annual rate of 0.10% of the Fund's average net assets in excess of $50 million but less than $250 million; 0.075% of such assets in excess of $250 million but less than $500 million; and 0.05% of such assets in excess of $500 million. During the year ended September 30, 2002, Ultimus was paid $60,000 under the agreement.

                         REPORT OF INDEPENDENT AUDITORS


To the Shareholders and
Board of Trustees of
Malachi Millennium Income Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Treasurers' Government Money Market Fund (the "Fund") of the Malachi Millennium Income Trust as of September 30, 2002, the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights presented herein for each of the respective years or periods ended September 30, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on the statement of changes in net assets and financial highlights in their report dated October 12, 2001.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasurers' Government Money Market Fund of the Malachi Millennium Income Trust, as of September 30, 2002, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


                                              /s/ ERNST & YOUNG LLP

Cincinnati, Ohio
November 21, 2002

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

Overall responsibility for management of the Fund rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Fund:

                                                                      Age        Position Held     Length of Time
Name of Trustee/Officer      Address                                             with the Trust    Served
-----------------------      -----------------------------           -----       --------------    --------------
*James A. Casselberry, Jr.   140 South Dearborn Street, Suite 1620     43        President and     Since May 1997
                             Chicago, Illinois 60603                             Trustee

Albert R. Grace, Jr.         200 W. Jackson, Suite 1600                51        Trustee           Since February 1999
                             Chicago, Illinois 60606

Marjorie H. O'Laughlin       6273 Brookline Drive                      73        Trustee           Since March 1995
                             Indianapolis, Indiana 46220

Barbara E. Wallace           2759 Deerfield Road                       53        Trustee           Since January 1995
                             Riverwoods, Illinois 60015

John F. Splain               135 Merchant Street, Suite 230            46        Secretary         Since September 2000
                             Cincinnati, Ohio 45246

Mark J. Seger                135 Merchant Street, Suite 230            40        Treasurer         Since September 2000
                             Cincinnati, Ohio 45246

* Mr. Casselberry, as an affiliated person of the Adviser, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Each Trustee oversees one portfolio of the Trust. The principal occupations of the Trustees and executive officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

James A. Casselberry is Chairman and Chief Executive Officer of the Adviser.

Albert R. Grace, Jr. is President and Chief Operating Officer of Loop Capital Markets L.L.C. (a registered broker-dealer).

Marjorie H. O'Laughlin is retired Treasurer of the Health & Hospital Corporation of Marion County (a municipal corporation created by the Indiana General Assembly).

Barbara E. Wallace is retired Executive Vice President of SMG Marketing Group, Inc. (a firm providing information and consulting to the health care industry).

John F. Splain is a Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (a registered broker-dealer). Prior to March 1999, he was First Vice President and Secretary of Countrywide Fund Services, Inc. (a mutual fund services company) and affiliated companies.

Mark J. Seger is a Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC. Prior to March 1999, he was First Vice President of Countrywide Fund Services, Inc.

Additional information about the Board of Trustees and Executive Officers may be found in the Fund's Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-888-534-2001.


CHANGE IN INDEPENDENT AUDITOR (UNAUDITED)
--------------------------------------------------------------------------------

On October 3, 2002, Arthur Andersen LLP (Arthur Andersen) was dismissed as independent auditor of the Fund, and Ernst & Young LLP (Ernst & Young) was selected as the Fund's new independent auditor. The Fund's selection of Ernst & Young as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.

Arthur Andersen's reports on the Fund's financial statements for the fiscal year ended September 30, 2001 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal year, and through the date of Arthur Andersen's dismissal, there were no disagreements between the Fund and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Arthur Andersen, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such year.